Events After the Reporting Date (Details Narrative) - CAD ($)	1 Months Ended								12 Months Ended
	May 31, 2021	May 25, 2021	Apr. 28, 2021	Apr. 26, 2021	Apr. 03, 2021	Mar. 31, 2021	Mar. 30, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 18, 2021	Jan. 14, 2021	Mar. 31, 2020	May 16, 2019	Mar. 31, 2019
Statement [Line Items]
Description of bought deal offering									In connection with the Bought-Deal Offering, the Company paid an agent’s fee consisting of the following: 1) cash fee equal to 8.0% of the gross proceeds from the Offering, and 2) 1,265,000 compensation options equal to 8.0% of the total number of Units sold under the Bought-Deal Offering at an exercise price of $0.40 and expiry of 36 months
Common shares issued									1,167,339		316,000	89,031
Share issued upon service rendered, shares									$ 446,460
Former Officers [Member]
Statement [Line Items]
Common shares issued									296,667
Common shares issued for settlement									23,724
Third Party [Member]
Statement [Line Items]
Common shares issued															10,000
Share issued upon service rendered, shares									$ 841,526	$ 103,571
Restricted Stock Units [Member]
Statement [Line Items]
Common shares issued									7,500
Private Placement [Member]
Statement [Line Items]
Common shares issued									76,000					59,524
Non - Brokered Private Placement [Member] | February and March 2021 [Member]
Statement [Line Items]
Common shares issued									1,779,833
Gross proceeds									2,491,766
Settlement Agreement [Member]
Statement [Line Items]
Common shares issued									689,655
Events After The Reporting Date [member]
Statement [Line Items]
Common shares issued					6,372,298								28,716
Special warrants exercised					5,589,735
Description of final base shelf prospectus				The Shelf Prospectus will be valid for a 25-month period, during which time the Company may issue an aggregate offering amount of up to $100 million of common shares, preferred shares, warrants, subscription receipts, units, and debt securities (the "Securities") in amounts and at prices on the terms based on market conditions at the time of sale and set forth in an accompanying prospectus supplement ("Prospectus Supplement")
Share purchase warrants issued, shares					6,372,298
Exercise price of warrant					$ 0.60
Expiry dates					Dec. 02, 2023
Events After The Reporting Date [member] | Pivot Naturals, LLC [Member]
Statement [Line Items]
Percentage of issued and outstanding common shares						100.00%
Events After The Reporting Date [member] | Term Loan Agreements [Member]
Statement [Line Items]
Proceeds from term loan								$ 60,000
Term loan agreements description								pursuant to which each company received a $60,000 term loan with 0% interest rate until December 31, 2022 and 5% interest rate thereafter until maturity date of December 31, 2025
Events After The Reporting Date [member] | Third Party [Member]
Statement [Line Items]
Share issued upon service rendered, shares							$ 200,000
Exercise price of warrant							$ 1.21
Warrant expiry date							2 years
Events After The Reporting Date [member] | Officers [Member]
Statement [Line Items]
Stock options granted			700,000
Exercise price			$ 0.63
Option term			2 years
Events After The Reporting Date [member] | Prospectus Supplement [Member]
Statement [Line Items]
Description of final base shelf prospectus		The Company filed a prospectus supplement (the “Prospectus Supplement”) to the Shelf Prospectus qualifying the distribution of 13,750,000 units (“Unit”) at a price of $0.40 per Unit for gross proceeds of $5,500,000. Each Unit consists of one common share and one share purchase warrant entitling the holder to purchase an additional common share at an exercise price of $0.50 with a maturity date of 36 months. The Company has granted to the underwriter an option (the “Over-Allotment Option”) to increase the size of the offering by up to an additional number of Units, and/or the components thereof, that in aggregate would be equal to 15% of the total number of Units to be issued under the offering. On May 28, 2021, the Company closed on a bought-deal public offering (“Bought-Deal Offering”) pursuant to which the Company issued 15,812,500 units of the Company (the “Units”) at a price of $0.40 per Unit for aggregate gross proceeds of $6,325,000, including the full exercise of the over-allotment option. Each Unit consists of one common share and one share purchase warrant, each warrant entitling the holder to purchase one common share at an exercise price of $0.50 for a period of 36 months from closing
Events After The Reporting Date [member] | Non - Brokered Private Placement [Member]
Statement [Line Items]
Common shares issued	1,142,857
Gross proceeds	800,000